Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation actually paid by us to our principal executive officer (“PEO”), Darcy Horn Davenport, and
Non-PEO
NEOs and Company performance for the fiscal years listed below.
The disclosures included in this section are required by technical SEC rules and do not necessarily align with how the Company or the Compensation Committee views the link between our performance and the compensation of our NEOs. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years presented.
For information regarding the decisions made by our Compensation Committee with respect to the compensation of our NEOs for each fiscal year, including alignment with Company performance, please see the “Compensation Discussion and Analysis” section of the proxy statement for the fiscal years covered.

Year	Summary Compensation Table Total for PEO 1¹ ($)	Compensation Actually Paid to PEO 1 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Net Sales ($ Millions) 5
					TSR ($)	Peer Group TSR ($)
2025	6,563,539	(10,323,672)	1,453,696	(1,477,670)	195.42	107.00	216.2	2,316.6
2024	9,901,653	29,639,032	2,027,491	8,453,584	326.44	126.32	246.5	1,996.2
2023	4,321,300	17,994,026	900,745	7,132,747	221.66	113.94	165.5	1,666.8
2022	5,046,013	2,706,699	3,976,161	3,006,251	110.80	111.28	116.0	1,371.5
2021	3,565,067	6,055,248	816,593	1,196,210	148.26	105.62	114.4	1,247.1

1.	Darcy Horn Davenport was our PEO for each year presented in the table above. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021 -2024	2025
Robert V. Vitale	Paul A. Rode
Paul A. Rode	Douglas J. Cornille
Douglas J. Cornille	Craig L. Rosenthal
Craig L. Rosenthal	Robin Singh
Robin Singh

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Darcy Horn Davenport ($)	Exclusion of Stock Awards for Darcy Horn Davenport ($)	Inclusion of Equity Values for Darcy Horn Davenport ($)	Compensation Actually Paid to Darcy Horn Davenport ($)
2025	6,563,539	(4,400,000)	(12,487,211)	(10,323,672)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,453,696	(632,500)	(2,298,866)	(1,477,670)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Darcy Horn Davenport ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Darcy Horn Davenport ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Darcy Horn Davenport ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Darcy Horn Davenport ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Darcy Horn Davenport ($)	Total - Inclusion of Equity Values for Darcy Horn Davenport ($)
2025	2,791,968	(16,723,308)	—	1,444,129	—	(12,487,211)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	401,309	(2,940,793)	—	240,618	—	(2,298,866)

4.
The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Packaged Foods & Meats (“S&P 1500 Packaged Foods & Meats”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended September 30, 2025. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P 1500 Packaged Foods & Meats, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.	We determined Net Sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
1.	Darcy Horn Davenport was our PEO for each year presented in the table above. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021 -2024	2025
Robert V. Vitale	Paul A. Rode
Paul A. Rode	Douglas J. Cornille
Douglas J. Cornille	Craig L. Rosenthal
Craig L. Rosenthal	Robin Singh
Robin Singh

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Packaged Foods & Meats (“S&P 1500 Packaged Foods & Meats”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended September 30, 2025. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P 1500 Packaged Foods & Meats, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 6,563,539	$ 9,901,653	$ 4,321,300	$ 5,046,013	$ 3,565,067
PEO Actually Paid Compensation Amount	$ (10,323,672)	29,639,032	17,994,026	2,706,699	6,055,248
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Darcy Horn Davenport ($)	Exclusion of Stock Awards for Darcy Horn Davenport ($)	Inclusion of Equity Values for Darcy Horn Davenport ($)	Compensation Actually Paid to Darcy Horn Davenport ($)
2025	6,563,539	(4,400,000)	(12,487,211)	(10,323,672)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Darcy Horn Davenport ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Darcy Horn Davenport ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Darcy Horn Davenport ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Darcy Horn Davenport ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Darcy Horn Davenport ($)	Total - Inclusion of Equity Values for Darcy Horn Davenport ($)
2025	2,791,968	(16,723,308)	—	1,444,129	—	(12,487,211)

Non-PEO NEO Average Total Compensation Amount	$ 1,453,696	2,027,491	900,745	3,976,161	816,593
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,477,670)	8,453,584	7,132,747	3,006,251	1,196,210
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,453,696	(632,500)	(2,298,866)	(1,477,670)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	401,309	(2,940,793)	—	240,618	—	(2,298,866)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the S&P 1500 Packaged Foods & Meats TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship
Betw
een P
EO
and
Non-PEO
NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Sales during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the S&P 1500 Packaged Foods & Meats TSR over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2025 to Company performance. The measures in this table are not ranked.

Relative TSR Percentile Rank Net Sales Net Revenue – Premier Nutrition Adjusted EBITDA – Corporate Adjusted EBITDA – Premier Nutrition

Total Shareholder Return Amount	$ 195.42	326.44	221.66	110.8	148.26
Peer Group Total Shareholder Return Amount	107	126.32	113.94	111.28	105.62
Net Income (Loss)	$ 216,200,000	$ 246,500,000	$ 165,500,000	$ 116,000,000	$ 114,400,000
Company Selected Measure Amount	2,316.6	1,996.2	1,666.8	1,371.5	1,247.1
PEO Name	Darcy Horn Davenport
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR Percentile Rank
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenue – Premier Nutrition
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA – Corporate
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA – Premier Nutrition
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,791,968
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,723,308)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,444,129
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Exclusion of Stock Awards for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,400,000)
PEO | Inclusion of Equity Values for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,487,211)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	401,309
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,940,793)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	240,618
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Exclusion of Stock Awards for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(632,500)
Non-PEO NEO | Inclusion of Equity Values for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,298,866)